Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Disclosure of quantitative information about lease liabilities

	December 31, 2019	December 31, 2018
	€
Current portion	10,041	9,863
Non-current portion	29,154	28,841

	39,195	38,704

Disclosure Of Maturity Analysis Of Undiscounted Lease Payments
The Minimum of each year for undiscounted lease payments to be paid on an annual basis is shown as below:

	December 31, 2019	December 31, 2018
	€	€
within 1 year	11,517	10,909
1-2 years	9,037	9,884
2-3 years	7,000	7,360
3-4 years	5,712	4,780
4-5 years	4,144	3,925
>5 years	6,582	5,533

Total	43,992	42,391